Leases - Additional Information (Details) $ in Millions	12 Months Ended
Mar. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Impairment of right-of-use assets	$ 11.2
New Zealand Plant
Lessee, Lease, Description [Line Items]
Reduction in right of use asset	19.4
Operating lease liability	$ 19.4